UNAUDITED INTERIM CONDENSED CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF CASH FLOWS - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Statement of cash flows [abstract]
Net income/(loss) before tax	€ (15,038)	€ (13,045)
Net financial results	(10,227)	(68)
Operating income/(loss)	(25,265)	(13,113)
Non-cash expenses:	1,486	321
Depreciation and amortization	346	377
Movements in provisions	1,004	34
Expected credit loss	136	(90)
Changes in working capital:	7,302	8,331
Trade receivables and other current assets	(2,521)	5,032
Trade payables and other current liabilities	9,318	3,299
Increase/(decrease) in deferred income	768
Other lease payments *	(263)
Income tax paid	(185)	(63)
Net cash provided by (used in) operating activities	(16,662)	(4,524)
Payment for purchases of property, plant and equipment	(65)	(31)
Payments for investments
Net cash used in investing activities	(65)	(31)
Drawdown of other borrowings		450
Capitalized lease payments (IFRS 16)		(6)
Interest paid		(223)
Net cash provided by (used in) financing activities		221
Net increase in cash and cash equivalents	(16,727)	(4,334)
Cash and cash equivalents at the beginning of the year	94,908	10,901
Effect of changes in exchange rates on cash and cash equivalents	6,340	17
Cash and cash equivalents at the end of the year	€ 84,521	€ 6,584